Other Financial Information - Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished products	$ 217.8	$ 180.2
Raw materials	157.9	162.6
Work in process	92.2	58.2
Total inventories	467.9	401.0	$ 486.5
Product warranty	$ 36.9	$ 43.2	$ 44.9